Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	$ 6,480
Balance at the end of the year	6,378	$ 6,480
of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	3,770
Balance at the end of the year	3,760	3,770
of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,320
Balance at the end of the year	1,276	1,320
of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,226
Balance at the end of the year	1,202	1,226
of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	161
Balance at the end of the year	139	161
of which: Group Functions
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	4
Balance at the end of the year	0	4
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	7,865	7,820
Additions	1	147
Disposals	(3)	(158)
Write-offs	(41)	(35)
Foreign currency translation	(83)	91
Balance at the end of the year	7,739	7,865
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,385	1,351
Amortization	31	55
Impairment	(1)	2
Disposals	0	0
Write-offs	(41)	(35)
Foreign currency translation	(13)	11
Balance at the end of the year	1,360	1,385
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	6,126
Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	3,720
Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,204
Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,202
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	6,182
Disposals	(3)
Foreign currency translation	(53)
Balance at the end of the year	6,126	6,182
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	252
Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	41
Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	72
Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	139
Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,683
Additions	1
Write-offs	(41)
Foreign currency translation	(30)
Balance at the end of the year	1,612	1,683
Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,385
Amortization	31
Impairment	(1)
Write-offs	(41)
Foreign currency translation	(13)
Balance at the end of the year	1,360	1,385
Recoverable amount of the impaired assets		5
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	6,480
Balance at the end of the year	6,378	6,480
UBS AG | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	3,770
Balance at the end of the year	3,760	3,770
UBS AG | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,320
Balance at the end of the year	1,276	1,320
UBS AG | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,226
Balance at the end of the year	1,202	1,226
UBS AG | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	161
Balance at the end of the year	139	161
UBS AG | of which: Group Functions
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	4
Balance at the end of the year	0	4
UBS AG | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	7,865	7,820
Additions	1	147
Disposals	(3)	(158)
Write-offs	(41)	(35)
Foreign currency translation	(83)	91
Balance at the end of the year	7,739	7,865
UBS AG | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,385	1,351
Amortization	31	55
Impairment	(1)	2
Disposals	0	0
Write-offs	(41)	(35)
Foreign currency translation	(13)	11
Balance at the end of the year	1,360	1,385
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	6,126
UBS AG | Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	3,720
UBS AG | Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,204
UBS AG | Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	1,202
UBS AG | Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	6,182
Disposals	(3)
Foreign currency translation	(53)
Balance at the end of the year	6,126	6,182
UBS AG | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	252
UBS AG | Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	41
UBS AG | Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	72
UBS AG | Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the end of the year	139
UBS AG | Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,683
Additions	1
Write-offs	(41)
Foreign currency translation	(30)
Balance at the end of the year	1,612	1,683
UBS AG | Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Table]
Balance at the beginning of the year	1,385
Amortization	31
Impairment	(1)
Write-offs	(41)
Foreign currency translation	(13)
Balance at the end of the year	$ 1,360	1,385
Recoverable amount of the impaired assets		$ 5